SUBSEQUENT EVENTS - Narrative (Details) - COP ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 29, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non-adjusting events after reporting period [abstract]
Cash dividend declared, per installment	$ 5.00	$ 4.00	$ 4.90	$ 4.90
Dividend declared	$ 1,336,861	$ 1,069,489	$ 1,310,124	$ 655,062